CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Statements of cash flows (Details) ¥ in Thousands, $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Statements of cash flows
Net cash generated from/ (used in) operating activities	¥ (411,271)	$ (58,082)	¥ 188,061	¥ (1,194,101)	¥ (2,281,333)	¥ (1,834,243)
Net cash generated from/(used in) investing activities	159,898	22,582	6,645	(484,254)	(1,078,617)	(586,843)
Net cash (used in)/generated from financing activities	(165,519)	(23,376)	127,066	73,630	4,274,052	3,288,842
Effect of exchange rate changes on cash and cash equivalents	4,065	574	11,983	960	(9,278)	3,334
Net increase/(decrease) in cash, cash equivalents and restricted cash	(412,827)	(58,302)	333,755	(1,603,765)	904,824	871,090
Cash, cash equivalents and restricted cash at beginning of the period	1,185,188	167,381	1,812,702	1,812,702	1,730,001	1,038,113
Cash, cash equivalents and restricted cash at end of the period	797,435	$ 112,620		1,185,188	1,812,702	1,730,001
Reportable Legal Entities | Parent Company
Statements of cash flows
Net cash generated from/ (used in) operating activities	(290,959)			18,977	(55,088)	6,080
Net cash generated from/(used in) investing activities	424,390			755,553	(3,999,403)	102,577
Net cash (used in)/generated from financing activities	(135,707)			(781,527)	3,982,230	(29,042)
Effect of exchange rate changes on cash and cash equivalents	16			50	4,730	(2,592)
Net increase/(decrease) in cash, cash equivalents and restricted cash	(2,260)			(6,947)	(67,531)	77,023
Cash, cash equivalents and restricted cash at beginning of the period	3,341		¥ 10,288	10,288	77,819	796
Cash, cash equivalents and restricted cash at end of the period	¥ 1,081			¥ 3,341	¥ 10,288	¥ 77,819